UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hutchens Investment Management, Inc.
Address: 114 North Main St.
         Suite 302
         Concord, NH  03301

13F File Number:  28-06690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     CCO
Phone:     603-227-5256

Signature, Place, and Date of Signing:

     Chad Richardson     Concord, NH     October 18, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     138

Form13F Information Table Value Total:     $89,132 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

ISSUER	CLASS	CUSIP	VALUE	SHRS_AMOUNT	SHRS_PRN	PUT_CALL	INV_DISC	MANAGERS	SOLE	SHARED	NONE
A T & T		001957109	8	250					250		0
Abbott Labs		002824100	250	5155					3010		2145
Acco Brands		00081T108	15	663					455		208
Allegheny Technologies		01741R102	1984	31900					13200		18700
Altera Corp.		021441100	6	300					300		0
American Express		025816109	1189	21200					3500		17700
Ameriprise Financial		03076C106	199	4240					700		3540
Amgen, Inc		031162100	2685	37530					13950		23580
Amphenol Corp New Cl A		032095101	2181	35225					13275		21950
Anheuser-Busch		035229103	314	6605					2800		3805
Apple Computer		037833100	2625	34100					12725		21375
Autodesk Inc.		052769106	44	1275					650		625
Bard (CR), Inc.		067383109	83	1100					725		375
Bear Stearns Cos.		073902108	3011	21490					5985		15505
Biotechnology Holders		09067D201	407	2200					1400		800
BP Amoco		055622104	4	66					0		66
Bristol-Myers/Squibb		110122108	1	50					0		50
Broadcom Corp		111320107	90	2954					705		2249
Cadence Design Sys., Inc.		127387108	25	1450					1450		0
Cameron International		13342b105	1565	32400					14875		17525
Celgene Corp Com		151020104	1941	44825					19825		25000
Chico's FAS Inc.		168615102	23	1050					1050		0
Cisco Systems,Inc.		17275R102	3146	136910					45020		91890
Citigroup		172967101	11	225					225		0
City National Corp.		178566105	23	350					350		0
Coach Inc.		189754104	2451	71250					26250		45000
Cognos Inc.		19244C109	8	225					225		0
Comerica Inc.		200340107	418	7350					6675		675
Commerce Bancorp NJ Com		200519106	102	2800					2475		325
Computer Sciences		205363104	32	650					650		0
ConocoPhillips		20825C104	1573	26424					13371		13053
Consol Energy Inc.		20854P109	1296	40850					15250		25600
Constellation Brands		21036P108	96	3350					2400		950
Constellation Energy		210371100	50	850					750		100
Corning Inc.		219350105	114	4650					2250		2400
Coventry Health Care Inc.		222862104	97	1879					1149		730
Danaher Corp		235851102	286	4172					0		4172
Deere & Co.		244199105	1661	19800					6850		12950
Dentsply Int'l		249030107	71	2350					2050		300
Devon Energy Corp.		25179M103	1887	29875					12100		17775
Disney		254687106	1211	39175					4700		34475
DST Systems, Inc.		233326107	12	200					0		200
Duke Energy Co.		26441C105	1736	57475					16575		40900
EMC Corp		268648102	48	4045					1950		2095
Energen Corp.		29265N108	94	2250					1300		950
Equitable Resources		294549100	217	6200					2300		3900
Everest Reinsurance Hld.		G3223R108	7	75					75		0
Exelon Corp.		30161N101	1856	30650					10400		20250
Exxon Mobil Corp.		30231G102	7	100					0		100
Finisar Com		31787A101	9	2500					2500		0
First Amern Corp Calif Com		318522307	26	625					150		475
Forest Labs		345838106	2300	45450					17350		28100
Freeport Mcmor Cop&Gld		35671D857	5	100					0		100
Gabelli Equity Trust		362397101	4	500					0		500
Garmin Limited		G37260109	2538	52025					20450		31575
Gartner Group, Inc. Class A		366651107	119	6750					4000		2750
Genentech Inc Com New		368710406	2570	31075					11375		19700
General Maritime		Y2692M103	36	975					775		200
General Mills		370334104	2656	46925					16125		30800
Golden West Financial Corp		381317106	46	600					600		0
Goldman Sachs Group, Inc.		38141G104	3341	19750					5175		14575
Grainger, W.W. Inc.		384802104	54	800					525		275
Harris Corp.		413875105	31	700					300		400
Home Depot		437076102	4	100					0		100
Hospira Inc.		441060100	1	28					20		8
I Shares Russell Micro Cap		464288869	757	14175					8025		6150
Ingersoll-Rand Co		G4776G101	65	1700					1050		650
Internat'l Rectifier Co.		460254105	17	475					150		325
Int'l Business Machines		459200101	0	4					0		4
IShares Lehman Treasury		464287176	13	125					125		0
IShares MSCI EAFE		464287465	908	13400					8600		4800
iShares MSCI Emerging Markets Index		464287234	155	1600					100		1500
iShares MSCI Japan Index Fund		464286848	310	22875					11750		11125
iShares Russell 1000 Value Index		464287598	39	500					175		325
IShares Russell 2000		464287655	58	800					800		0
iShares Russell Mid Cap Index		464287499	33	350					0		350
iShares S&P 500 Index		464287200	97	725					150		575
IShares S&P 600 Growth		464287887	421	3525					3375		150
IShares S&P 600 Value		464287879	301	4310					3200		1110
IShares S&P Midcap 400		464287507	60	800					800		0
IShares Select Dividend		464287168	20	300					300		0
ITT Industries		450911102	33	650					500		150
J.P. Morgan Chase & Co.		46625H100	3022	64350					17010		47340
JDS Uniphase Corp.		46612J101	5	2500					2500		0
Juniper Networks		48203R104	5	300					300		0
Kinder Morgan, Inc.		49455P101	68	650					50		600
KLA-Tencor Corp.		482480100	16	350					75		275
L-3 Communications		502424104	25	325					150		175
Laureate Education Inc		518613104	10	200					0		200
Lehman Br Holdings		524908100	255	3450					3050		400
Lexmark Intl Grp., Inc.		529771107	4	75					25		50
Lincoln National Corp.		534187109	40	650					650		0
McAfee, Inc.		579064106	16	650					200		450
McDonalds Corp.		580135101	2167	55400					18500		36900
Metlife Inc Com		59156R108	258	4550					4250		300
Morgan Stanley		617446448	57	775					0		775
Nabors Inds., Inc.		G6359F103	49	1650					900		750
National City Corp.		635405103	312	8525					7425		1100
Network Appliance, Inc.		64120L104	1783	48175					15900		32275
Noble Energy Inc.		655044105	65	1425					1300		125
NS Group		628916108	1585	24550					11650		12900
Nvidia Corp.		67066G104	1478	49950					32775		17175
Oracle		68389X105	2	100					0		100
Peabody Energy Corp.		704549104	70	1900					1350		550
Pepsico, Inc.		713448108	2875	44060					13325		30735
Procter & Gamble		742718109	1905	30743					8895		21848
Qualcomm, Inc.		747525103	2333	64175					22875		41300
Questar Corp.		748356102	43	525					525		0
S&P 400 Mid Cap Depository Receipt		595635103	14	100					100		0
S&P 500 Depository Receipt		78462F103	17	125					125		0
Sandisk Corp Com		80004C101	2179	40700					14475		26225
Scotts Miracle-Gro Company		810186106	18	400					400		0
SEI Investments Co Com		784117103	482	8575					6900		1675
Simon Property Group, Inc.		828806109	27	300					300		0
Sirius Satellite Radio Inc.		82966U103	19	4900					2275		2625
Smucker (J.M.) Co.		832696405	0	9					9		0
Sonoco Products.		835495102	38	1125					825		300
State Street Corp.		857477103	1607	25750					5675		20075
Sunrise Assisted Living Inc.		86768K106	55	1850					1600		250
Symantec Corp.		871503108	14	650					200		450
TD Ameritrade Holding Corp.		87236Y108	1	50					25		25
Texas Instruments		882508104	52	1550					725		825
Tiffany & Co.		886547108	27	800					0		800
TJX Cos Inc.		872540109	11	400					0		400
Toro, Co.		891092108	42	1000					1000		0
United Parcel Service Cl B		911312106	1503	20895					7345		13550
United Technologies		913017109	1385	21855					7700		14155
UnitedHealth Group Inc.		91324P102	2438	49550					18275		31275
Verisign Inc.		92343E102	16	775					350		425
Verizon Communications		92343V104	1584	42656					12675		29981
Walgreen Co.		931422109	599	13500					10600		2900
Wal-Mart Stores		931142103	5	100					0		100
Weatherford Intl., Inc.		G95089101	1549	37125					15325		21800
Wellpoint Inc., Com.		94973V107	3	42					42		0
Wells Fargo Co.		949746101	2590	71575					17325		54250
Whole Foods Market Inc.		966837106	74	1250					650		600
Wisconsin Energy		976657106	138	3200					2225		975
Yahoo! Inc.		984332106	10	400					400		0
